Segment information (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Total assets	R$ 7,199,539		R$ 6,447,406
Current assets	1,637,657		1,206,852
Non-current assets	5,561,882		5,240,554
Total liabilities and equity	7,199,539		6,447,406
Current liabilities	905,689		766,506
Non-current liabilities	3,043,692		2,680,882
Equity	3,250,158		3,000,018		R$ 2,833,780	R$ 2,113,726
Operating segments [member]
IfrsStatementLineItems [Line Items]
Total assets	7,199,539		6,447,406
Current assets	1,637,657		1,206,852
Non-current assets	5,561,882		5,240,554
Total liabilities and equity	7,199,539		6,447,406
Current liabilities	905,689		766,506
Non-current liabilities	3,043,692		2,680,882
Equity	3,250,158		3,000,018
Investments in associate	53,907		48,477
Capital expenditures	318,155	[1]	301,979	[2]
Operating segments [member] | Undergrad [Member]
IfrsStatementLineItems [Line Items]
Total assets	6,775,829		6,072,135
Current assets	1,461,802		1,048,869
Non-current assets	5,314,027		5,023,266
Total liabilities and equity	6,775,829		6,072,135
Current liabilities	711,896		645,657
Non-current liabilities	2,938,960		2,551,175
Equity	3,124,973		2,875,303
Investments in associate	53,907		48,477
Capital expenditures	247,634	[1]	220,202	[2]
Operating segments [member] | Continuing Education [Member]
IfrsStatementLineItems [Line Items]
Total assets	149,254		105,629
Current assets	61,673		42,737
Non-current assets	87,581		62,892
Total liabilities and equity	149,254		105,629
Current liabilities	57,605		32,300
Non-current liabilities	63,990		47,705
Equity	27,659		25,624
Investments in associate
Capital expenditures	8,827	[1]	25,682	[2]
Operating segments [member] | Digital Services [Member]
IfrsStatementLineItems [Line Items]
Total assets	275,564		272,122
Current assets	115,290		117,726
Non-current assets	160,274		154,396
Total liabilities and equity	275,564		272,122
Current liabilities	137,296		91,029
Non-current liabilities	40,742		82,002
Equity	97,526		99,091
Investments in associate
Capital expenditures	61,694	[1]	56,095	[2]
Operating segments [member] | Total Reportable Segments [Member]
IfrsStatementLineItems [Line Items]
Total assets	7,200,647		6,449,886
Current assets	1,638,765		1,209,332
Non-current assets	5,561,882		5,240,554
Total liabilities and equity	7,200,647		6,449,886
Current liabilities	906,797		768,986
Non-current liabilities	3,043,692		2,680,882
Equity	3,250,158		3,000,018
Investments in associate	53,907		48,477
Capital expenditures	318,155	[1]	301,979	[2]
Operating segments [member] | Adjustments And Eliminations [Member]
IfrsStatementLineItems [Line Items]
Total assets	(1,108)		(2,480)
Current assets	(1,108)		(2,480)
Non-current assets
Total liabilities and equity	(1,108)		(2,480)
Current liabilities	(1,108)		(2,480)
Non-current liabilities
Equity
Investments in associate
Capital expenditures		[1]		[2]

[1]	Some of the capital expenditures are considered non-cash transactions (refer to note 24).
[2]	Some of the capital expenditures are considered non-cash transactions (refer to note 24).